LEASES - Change in lease liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Beginning balance	$ 1,819,077	$ 1,818,358
New contracts	68,201	63,515
Reassessment of the lease liability	12,131	(41,800)
Payments	(285,920)	(259,140)
Accrued Interest	123,510	122,011
Effect of changes in foreign exchange rate (lease liabilities)	163,269	116,133
Ending balance	1,900,268	1,819,077
Interest expense on lease liabilities	$ 12,161	$ 10,455